Income Taxes - Schedule of Tax Pools Relating to Deductible Temporary Differences and their Expirations (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	16,462
Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	57
Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	65,775
Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	646
2021 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2021 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2021 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2021 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	319
2022 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2022 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2022 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	209
2022 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2023 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2023 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2023 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2023 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	93
2024 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2024 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2024 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2024 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	25
2030 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	696
2030 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2030 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2030 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	517
2031 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2031 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	645
2032 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2032 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	847
2033 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2033 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,484
2034 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2034 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,141
2035 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2035 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2036 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,213
2037 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,637
2037 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2037 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2037 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,656
2038 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2038 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	2,583
2039 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2039 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2040 [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,592
2040 [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2040 [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
2040 [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
No Expiry [Member] | Canadian Non-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total
No Expiry [Member] | Canadian Net-Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	57
No Expiry [Member] | Canadian Resource Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	65,775
No Expiry [Member] | Canadian Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total